UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22910

Legg Mason Global Asset Management Variable Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT VARIABLE TRUST

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES VIT

FORM N-Q

MARCH 31, 2016

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES VIT

Schedule of investments (unaudited)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 46.3%
Australia - 2.6%
Queensland Treasury Corp., Senior Notes	5.750%	7/22/24	385,000	AUD	$358,758	(a)

Brazil - 5.0%
Federative Republic of Brazil, Notes	10.000%	1/1/23	745,000	BRL	175,575
Federative Republic of Brazil, Notes	10.000%	1/1/25	1,425,000	BRL	321,333
Federative Republic of Brazil, Notes	10.000%	1/1/27	845,000	BRL	187,742

Total Brazil					684,650

Hungary - 4.2%
Republic of Hungary, Bonds	6.000%	11/24/23	110,000,000	HUF	491,173
Republic of Hungary, Bonds	5.500%	6/24/25	20,000,000	HUF	88,269

Total Hungary					579,442

Indonesia - 4.7%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	1,000,000,000	IDR	78,081
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	4,800,000,000	IDR	384,127
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	2,400,000,000	IDR	185,605

Total Indonesia					647,813

Italy - 1.3%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	5.000%	8/1/39	100,000	EUR	172,278	(a)

Malaysia - 3.9%
Federation of Malaysia, Senior Bonds	3.659%	10/15/20	1,395,000	MYR	361,041
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	190,000	MYR	49,682
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	505,000	MYR	127,163

Total Malaysia					537,886

Mexico - 13.2%
United Mexican States, Senior Bonds	8.500%	5/31/29	8,120,000	MXN	562,329
United Mexican States, Senior Bonds	8.500%	11/18/38	7,150,000	MXN	501,014
United Mexican States, Senior Bonds	7.750%	11/13/42	11,500,000	MXN	749,502

Total Mexico					1,812,845

New Zealand - 3.6%
Government of New Zealand, Senior Bonds	6.000%	5/15/21	320,000	NZD	260,507	(a)
Government of New Zealand, Senior Bonds	5.500%	4/15/23	280,000	NZD	230,204	(a)

Total New Zealand					490,711

Poland - 2.3%
Republic of Poland, Bonds	3.250%	7/25/25	1,100,000	PLN	307,477

Portugal - 2.9%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.950%	10/25/23	300,000	EUR	396,945	(a)

South Africa - 2.6%
Republic of South Africa, Bonds	6.750%	3/31/21	750,000	ZAR	46,852
Republic of South Africa, Bonds	6.500%	2/28/41	4,600,000	ZAR	215,668
Republic of South Africa, Bonds	8.750%	2/28/48	1,460,000	ZAR	87,817

Total South Africa					350,337

TOTAL SOVEREIGN BONDS (Cost - $7,041,039)					6,339,142

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%
Fondo de Titulizacion de Activos UCI, 2016 A2	0.021%	6/16/49	112,974	EUR	96,361	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.009%	3/22/44	63,647	EUR	54,463	(a)(b)
Rural Hipotecario Fondo De Titulizacion Hipotec, 2009 A2	0.057%	2/17/50	30,617	EUR	34,112	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2008 A	0.026%	2/26/49	69,458	EUR	73,080	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $340,385)					258,016

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 21.5%
CONSUMER DISCRETIONARY - 3.6%
Automobiles - 2.9%
Ford Motor Credit Co., LLC, Senior Notes	1.400%	1/17/17	200,000	$200,184	(b)
Ford Motor Credit Co., LLC, Senior Notes	1.534%	6/15/18	200,000	197,148	(b)

Total Automobiles				397,332

Media - 0.7%
DISH DBS Corp., Senior Notes	4.625%	7/15/17	100,000	102,000

TOTAL CONSUMER DISCRETIONARY				499,332

FINANCIALS - 17.1%
Banks - 11.7%
Abbey National Treasury Services PLC, Senior Notes	1.040%	9/29/17	110,000	109,366	(b)
Banco Santander Chile, Senior Notes	1.517%	4/11/17	150,000	148,688	(b)(c)
Bank of America Corp., Senior Notes	6.500%	8/1/16	115,000	117,047
Bank of America Corp., Senior Notes	1.662%	1/15/19	205,000	203,990	(b)
Bank of America Corp., Senior Notes	1.482%	4/1/19	85,000	84,184	(b)
Citigroup Inc., Senior Bonds	1.175%	3/10/17	195,000	194,751	(b)
Citigroup Inc., Senior Bonds	1.311%	4/27/18	95,000	94,350	(b)
Corporacion Andina de Fomento, Senior Notes	1.168%	1/29/18	135,000	134,558	(b)
HBOS PLC, Subordinated Notes	1.336%	9/6/17	110,000	108,946	(a)(b)
JPMorgan Chase & Co., Senior Notes	1.519%	1/25/18	185,000	185,572	(b)
Shinhan Bank, Senior Notes	1.270%	4/8/17	225,000	224,703	(b)(c)

Total Banks				1,606,155

Capital Markets - 4.5%
Deutsche Bank AG, Senior Notes	1.227%	2/13/17	150,000	149,577	(b)
Goldman Sachs Group Inc., Senior Notes	1.718%	11/15/18	375,000	374,962	(b)
Macquarie Bank Ltd., Senior Notes	1.249%	10/27/17	85,000	84,657	(b)(c)

Total Capital Markets				609,196

Consumer Finance - 0.9%
American Express Credit Corp., Senior Notes	1.228%	7/31/18	130,000	129,208	(b)

TOTAL FINANCIALS				2,344,559

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Verizon Communications Inc., Senior Notes	2.164%	9/15/16	105,000	105,569	(b)

TOTAL CORPORATE BONDS & NOTES (Cost - $2,968,214)				2,949,460

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 24.1%
U.S. Government Obligations - 24.1%
U.S. Treasury Notes	0.377%	7/31/17	3,090,000	3,088,007	(b)
U.S. Treasury Notes	0.572%	1/31/18	220,000	220,248	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,308,442)				3,308,255

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $13,658,080)				12,854,873

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 5.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $695,065)	0.447%	695,065	$695,065

TOTAL INVESTMENTS - 98.9% (Cost - $14,353,145#)			13,549,938
Other Assets in Excess of Liabilities - 1.1%			147,993

TOTAL NET ASSETS - 100.0%			$13,697,931

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Absolute Return Opportunities VIT (the “Portfolio”) is a separate non-diversified investment series of Legg Mason Global Asset Management Variable Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term Investments†:
Sovereign Bonds	—	$6,339,142	—	$6,339,142
Collateralized Mortgage Obligations	—	258,016	—	258,016
Corporate Bonds & Notes	—	2,949,460	—	2,949,460
U.S. Government & Agency Obligations	—	3,308,255	—	3,308,255

Total Long-Term Investments	—	$12,854,873	—	$12,854,873

Short-Term Investments†	$695,065	—	—	695,065

Total Investments	$695,065	$12,854,873	—	$13,549,938

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$150,439	—	$150,439

Total	$695,065	$13,005,312	—	$13,700,377

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$20,016	—	—	$20,016
Forward Foreign Currency Contracts	—	$167,923	—	167,923

Total	$20,016	$167,923	—	$187,939

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$64,328
Gross unrealized depreciation	(867,535)

Net unrealized depreciation	$(803,207)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2016, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	5	6/16	$864,646	$862,656	$(1,990)
Contracts to Sell:
Euro-OAT	8	6/16	1,422,464	1,440,490	(18,026)

Net unrealized depreciation on open futures contracts					$(20,016)

At March 31, 2016, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	790,000,000	USD	681,298	HSBC Bank USA, N.A.	4/12/16	$9,358
USD	541,531	KRW	650,000,000	HSBC Bank USA, N.A.	4/12/16	(26,730)
USD	536,259	KRW	650,000,000	HSBC Bank USA, N.A.	4/12/16	(32,002)
USD	243,125	KRW	290,000,000	HSBC Bank USA, N.A.	4/12/16	(10,407)
NOK	2,700,000	USD	306,912	HSBC Bank USA, N.A.	4/20/16	19,363
NOK	700,000	USD	81,436	Morgan Stanley & Co. Inc.	4/20/16	3,154
SEK	2,100,000	USD	244,998	HSBC Bank USA, N.A.	4/21/16	13,834
USD	2,177,165	EUR	1,940,000	Citibank, N.A.	5/11/16	(32,804)
EUR	25,000	USD	27,380	HSBC Bank USA, N.A.	5/11/16	1,099
EUR	25,000	USD	27,595	HSBC Bank USA, N.A.	5/11/16	884
USD	432,324	EUR	390,000	HSBC Bank USA, N.A.	5/11/16	(11,949)
USD	1,075,897	SGD	1,500,000	HSBC Bank USA, N.A.	5/18/16	(36,750)
USD	288,955	SGD	400,000	HSBC Bank USA, N.A.	5/18/16	(7,751)
USD	49,337	AUD	70,000	Morgan Stanley & Co. Inc.	5/18/16	(4,213)
SEK	2,700,000	USD	316,678	HSBC Bank USA, N.A.	5/19/16	16,434
SEK	1,100,000	USD	132,351	UBS AG	5/19/16	3,362
CLP	231,000,000	USD	317,025	HSBC Bank USA, N.A.	5/27/16	26,197
USD	1,065,086	JPY	120,000,000	Citibank, N.A.	6/3/16	(2,869)
USD	264,541	JPY	30,000,000	Goldman Sachs Bank USA	6/3/16	(2,448)
CLP	374,000,000	USD	516,111	HSBC Bank USA, N.A.	6/13/16	38,753
CLP	136,000,000	USD	195,768	HSBC Bank USA, N.A.	6/13/16	6,001
INR	35,000,000	USD	512,130	Barclays Bank PLC	6/15/16	9,579
INR	9,000,000	USD	131,733	Barclays Bank PLC	6/15/16	2,421

Total						$(17,484)

Abbreviations used in this table:

AUD	— Australian Dollar
CLP	— Chilean Peso
EUR	— Euro
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Variable Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016